Trade Accounts Receivable, Net - Schedule of Changes in Reported CECLA (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Receivables [Abstract]
CECLA As of December 31, 2021	$ (19)
Current-period adjustment to CECLA	(2)
CECLA As of December 31, 2022	$ (21)